Pioneer Equity Premium Income Fund
(formerly, Pioneer Flexible Opportunities Fund*)
Schedule of Investments  |  January 31, 2024

A: PMARX	C: PRRCX	K: FLEKX	R: MUARX	Y: PMYRX
* Effective 1/1/24, Pioneer Flexible Opportunities Fund was renamed Pioneer Equity Premium Income Fund.

Schedule of Investments  |  1/31/24
(Consolidated) (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 98.9%
	Common Stocks — 65.5% of Net Assets
	Automobiles — 2.1%
229,205	Ford Motor Co.	$ 2,686,283
	Total Automobiles	$2,686,283

	Banks — 8.5%
48,753	BAWAG Group AG (144A)	$ 2,520,564
43,755	Citizens Financial Group, Inc.	1,430,788
24,424	Comerica, Inc.	1,284,214
64,200	DBS Group Holdings, Ltd.	1,525,677
108,697	ING Groep NV	1,549,414
71,585	Regions Financial Corp.	1,336,492
17,852(a)+#	TCS Group Holding Plc (G.D.R.)	32,134
44,700	United Overseas Bank, Ltd.	945,314
	Total Banks	$10,624,597

	Beverages — 1.8%
13,603	PepsiCo., Inc.	$ 2,292,514
	Total Beverages	$2,292,514

	Capital Markets — 4.5%
26,345	Bank of New York Mellon Corp.	$ 1,461,094
25,773	Morgan Stanley	2,248,436
25,962	State Street Corp.	1,917,813
	Total Capital Markets	$5,627,343

	Chemicals — 1.6%
20,762	LyondellBasell Industries NV, Class A	$ 1,954,119
	Total Chemicals	$1,954,119

	Commercial Services & Supplies — 2.0%
4,422	Republic Services, Inc.	$ 756,693
9,400	Waste Management, Inc.	1,744,922
	Total Commercial Services & Supplies	$2,501,615

	Communications Equipment — 1.7%
43,405	Cisco Systems, Inc.	$ 2,178,063
	Total Communications Equipment	$2,178,063

	Construction Materials — 2.3%
39,878	CRH Plc	$ 2,861,645
	Total Construction Materials	$2,861,645

1Pioneer Equity Premium Income Fund | 1/31/24

Shares		Value
	Consumer Staples Distribution & Retail — 1.0%
23,507+#	Magnit PJSC	$ 92,030
52,606	Walgreens Boots Alliance, Inc.	1,187,317
	Total Consumer Staples Distribution & Retail	$1,279,347

	Electric Utilities — 5.4%
36,009	Endesa S.A.	$ 714,478
24,679	Evergy, Inc.	1,252,953
42,269	Eversource Energy	2,291,825
68,412	FirstEnergy Corp.	2,509,352
	Total Electric Utilities	$6,768,608

	Financial Services — 1.3%
562,398	M&G Plc	$ 1,597,221
	Total Financial Services	$1,597,221

	Food Products — 1.5%
63,859	Conagra Brands, Inc.	$ 1,861,490
	Total Food Products	$1,861,490

	Hotels, Restaurants & Leisure — 1.2%
84,400	OPAP S.A.	$ 1,461,201
	Total Hotels, Restaurants & Leisure	$1,461,201

	Insurance — 4.6%
38,462	ASR Nederland NV	$ 1,816,845
444,302	Aviva Plc	2,434,125
137,685	Poste Italiane S.p.A. (144A)	1,497,634
	Total Insurance	$5,748,604

	IT Services — 2.8%
19,154	International Business Machines Corp.	$ 3,517,824
	Total IT Services	$3,517,824

	Metals & Mining — 1.8%
64,228	Newmont Corp.	$ 2,216,508
	Total Metals & Mining	$2,216,508

	Mortgage Real Estate Investment Trusts (REITs) — 3.5%
57,776	Blackstone Mortgage Trust, Inc., Class A	$ 1,140,498
297,974	Redwood Trust, Inc.	1,999,405
120,551	Rithm Capital Corp.	1,289,896
	Total Mortgage Real Estate Investment Trusts (REITs)	$4,429,799

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Schedule of Investments  |  1/31/24
(Consolidated) (unaudited) (continued)
Shares		Value
	Multi-Utilities — 2.0%
54,017	Dominion Energy, Inc.	$ 2,469,657
	Total Multi-Utilities	$2,469,657

	Office REITs — 2.6%
38,819	Boston Properties, Inc.	$ 2,581,464
14,253	SL Green Realty Corp.	640,672
	Total Office REITs	$3,222,136

	Oil, Gas & Consumable Fuels — 7.5%
16,390	Chord Energy Corp.	$ 2,520,126
45,047+#	LUKOIL PJSC	177,598
65,968	Marathon Oil Corp.	1,507,369
40,153	Plains All American Pipeline LP	619,962
28,007	TotalEnergies SE	1,819,057
35,837	Williams Cos., Inc.	1,242,110
67,902	Woodside Energy Group, Ltd.	1,443,772
	Total Oil, Gas & Consumable Fuels	$9,329,994

	Pharmaceuticals — 1.6%
33,013	Pfizer, Inc.	$ 893,992
98,758	Viatris, Inc.	1,162,382
	Total Pharmaceuticals	$2,056,374

	Textiles, Apparel & Luxury Goods — 1.2%
40,473	Tapestry, Inc.	$ 1,569,948
	Total Textiles, Apparel & Luxury Goods	$1,569,948

	Tobacco — 2.0%
31,257	Altria Group, Inc.	$ 1,254,031
13,585	Philip Morris International, Inc.	1,234,197
	Total Tobacco	$2,488,228

	Trading Companies & Distributors — 1.0%
6,441	Ferguson Plc	$ 1,210,006
	Total Trading Companies & Distributors	$1,210,006

	Total Common Stocks (Cost $84,308,883)	$81,953,124

Principal Amount USD ($)
Corporate Bonds — 2.0% of Net Assets
Banks — 2.0%
749,000(b)(c)	UBS Group AG, 3.875% (5 Year CMT Index + 310 bps) (144A)	$ 669,724
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Principal Amount USD ($)		Value
	Banks — (continued)
743,000(b)(c)	UBS Group AG, 4.875% (5 Year CMT Index + 340 bps) (144A)	$ 670,444
613,000(c)	UBS Group AG, 4.988% (1 Year CMT Index + 240 bps), 8/5/33 (144A)	595,629
667,000(b)(c)	UBS Group AG, 5.125% (5 Year CMT Index + 486 bps)	629,915
	Total Banks	$2,565,712

	Total Corporate Bonds (Cost $2,317,474)	$2,565,712

Shares
	Preferred Stock — 0.0%† of Net Assets
	Real Estate Management & Development — 0.0%†
204(a)	Wheeler Real Estate Investment Trust, Inc.	$ 9,976
	Total Real Estate Management & Development	$9,976

	Total Preferred Stock (Cost $167,705)	$9,976

Principal Amount USD ($)
	Foreign Government Bond — 0.1% of Net Assets
	Russia — 0.1%
RUB230,742,000(d)+#	Russian Federal Bond - OFZ, 8.150%, 2/3/27	$ 128,208
	Total Russia	$128,208

	Total Foreign Government Bond (Cost $3,221,949)	$128,208

	Equity Linked Notes — 28.8% of Net Assets
	Banks — 2.2%
38,400(e)	JP Morgan Structured Products BV (DraftKings, Inc.), 22.85%, 7/23/24	$ 1,419,660
49,400	Toronto-Dominion Bank (International Game Technology PLC), 16.85%, 7/23/24	1,290,081
	Total Banks	$2,709,741

Pioneer Equity Premium Income Fund | 1/31/244

Schedule of Investments  |  1/31/24
(Consolidated) (unaudited) (continued)
Principal Amount USD ($)		Value
	Beverages — 2.1%
22,200(e)	JP Morgan Structured Products BV (Celsius Holdings, Inc.), 25.40%, 7/23/24	$ 1,214,833
36,800	Toronto-Dominion Bank (Celsius Holdings, Inc.), 18.43%, 10/27/25	1,357,920
	Total Beverages	$2,572,753

	Broadline Retail — 1.6%
5,000	Toronto-Dominion Bank (Amazon.com, Inc.), 10.50%, 1/28/25	$ 775,775
20,800	Toronto-Dominion Bank (Amazon.com, Inc.), 20.90%, 1/28/25	1,166,776
	Total Broadline Retail	$1,942,551

	Credit Services — 2.5%
20,800	Citigroup Global Markets Holdings, Inc. (PayPal Holdings, Inc.), 15.10%, 10/22/24 (144A)	$ 1,260,376
21,700	Mizuho Markets Cayman LP (PayPal Holdings, Inc.), 13.83%, 12/24/24	1,281,396
10,100	Wells Fargo Bank NA (PayPal Holdings, Inc.), 14.28%, 2/7/25	619,938
	Total Credit Services	$3,161,710

	Footwear & Accessories — 1.0%
12,400	Mizuho Markets Cayman LP (Crocs, Inc.), 19.03%, 7/23/24	$ 1,286,016
	Total Footwear & Accessories	$1,286,016

	Machinery — 1.7%
10,500	JP Morgan Structured Products BV (Generac Holdings, Inc.), 15.50%, 12/24/24	$ 1,237,950
8,300	Wells Fargo Bank NA (Generac Holdings, Inc.), 15.36%, 2/7/25	943,710
	Total Machinery	$2,181,660

	Metals & Mining — 2.0%
32,900(e)	BNP Paribas Issuance BV (Newmont Corp.), 13.46%, 12/24/24 (144A)	$ 1,175,188
32,100	BNP Paribas Issuance BV (Teck Resources Ltd.), 13.98%, 7/23/24 (144A)	1,287,531
	Total Metals & Mining	$2,462,719

5Pioneer Equity Premium Income Fund | 1/31/24

Principal Amount USD ($)		Value
	Oil, Gas & Consumable Fuels — 1.0%
195,500	Merrill Lynch BV (Kosmos Energy Ltd.), 16.93%, 10/22/24	$ 1,210,145
	Total Oil, Gas & Consumable Fuels	$1,210,145

	Semiconductors & Semiconductor Equipment — 9.1%
14,900	BNP Paribas Issuance BV (Microchip Technology, Inc.), 12.38%, 10/22/24 (144A)	$ 1,276,036
1,700	Citigroup Global Markets Holdings, Inc. (Lam Research Corp.), 13.29%, 10/22/24 (144A)	1,359,405
9,500	Goldman Sachs International (Advanced Micro Devices, Inc.), 15.32%, 12/24/24	1,403,387
6,500	Goldman Sachs International (Advanced Micro Devices, Inc.), 20.41%, 4/23/24	1,099,248
6,400	Goldman Sachs International (Applied Materials, Inc.), 12.08%, 4/23/24	1,050,176
12,100	Goldman Sachs International (Microchip Technology, Inc.), 11.51%, 4/23/24	1,037,817
15,200(e)	JP Morgan Structured Products BV (Micron Technology, Inc.), 13.75%, 7/23/24	1,296,721
10,900	Mizuho Markets Cayman LP (Micron Technology, Inc.), 12.72%, 4/23/24	932,991
11,700	Wells Fargo Bank NA (Advanced Micro Devices, Inc.), 16.15%, 1/28/25	1,976,013
	Total Semiconductors & Semiconductor Equipment	$11,431,794

	Software — 2.8%
91,600	BNP Paribas Issuance BV (Bumble, Inc.), 20.85%, 10/22/24 (144A)	$ 1,275,988
17,600(e)	JP Morgan Structured Products BV (Zoom Video Communications, Inc.), 12.89%, 12/24/24	1,212,288
59,000	Toronto-Dominion Bank (Toast, Inc.), 20.20%, 1/28/25	1,025,420
	Total Software	$3,513,696

	Specialty Retail — 1.0%
17,200	Citigroup Global Markets Holdings, Inc. (Best Buy Co., Inc.), 13.28%, 10/22/24 (144A)	$ 1,239,260
	Total Specialty Retail	$1,239,260

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Schedule of Investments  |  1/31/24
(Consolidated) (unaudited) (continued)
Principal Amount USD ($)		Value
	Technology Hardware, Storage & Peripherals — 1.8%
38,500	Mizuho Markets Cayman LP (Pure Storage, Inc.), 13.48%, 12/24/24	$ 1,355,623
23,400	Mizuho Markets Cayman LP (Pure Storage, Inc.), 17.21%, 4/23/24	929,425
	Total Technology Hardware, Storage & Peripherals	$2,285,048

	Total Equity Linked Notes (Cost $35,924,450)	$35,997,093

	U.S. Government and Agency Obligations — 2.5% of Net Assets
3,103,200	U.S. Treasury Notes, 4.250%, 9/30/24	$ 3,087,926
	Total U.S. Government and Agency Obligations (Cost $3,081,345)	$3,087,926

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 98.9% (Cost $129,021,806)	$123,742,039
	OTHER ASSETS AND LIABILITIES — 1.1%	$1,406,137
	net assets — 100.0%	$125,148,176

(G.D.R.)	Global Depositary Receipts.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
REIT	Real Estate Investment Trust.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At January 31, 2024, the value of these securities amounted to $14,827,779, or 11.8% of net assets.
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2024.
(d)	Security is in default.
(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
7Pioneer Equity Premium Income Fund | 1/31/24

#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
LUKOIL PJSC	8/11/2021	$3,941,439	$177,598
Magnit PJSC	12/1/2021	1,791,726	92,030
Russian Federal Bond - OFZ	10/7/2020	3,221,949	128,208
TCS Group Holding Plc (G.D.R.)	8/27/2021	1,517,792	32,134
Total Restricted Securities			$429,970
% of Net assets			0.3%
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
RUB	— Russia Ruble
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$10,592,463	$—	$32,134	$10,624,597
Consumer Staples Distribution & Retail	1,187,317	—	92,030	1,279,347
Oil, Gas & Consumable Fuels	9,152,396	—	177,598	9,329,994
All Other Common Stocks	60,719,186	—	—	60,719,186
Corporate Bonds	—	2,565,712	—	2,565,712
Preferred Stock	—	9,976	—	9,976
Foreign Government Bond	—	—	128,208	128,208
Equity Linked Notes	—	35,997,093	—	35,997,093
U.S. Government and Agency Obligations	—	3,087,926	—	3,087,926
Total Investments in Securities	$81,651,362	$41,660,707	$429,970	$123,742,039
During the period ended January 31, 2024, there were no transfers in or out of Level 3.
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